Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares/Principal/ Contract Amounts		Value
Common Stocks– 26.6%
Aerospace & Defense – 0.2%
Lockheed Martin Corp	261	$115,205
Air Freight & Logistics – 0.2%
CH Robinson Worldwide Inc	1,143	123,113
Airlines – 0.1%
Delta Air Lines Inc*	1,113	44,041
Banks – 0.2%
Bank of Nova Scotia	1,594	114,322
Beverages – 0.7%
Constellation Brands Inc	1,090	251,049
Keurig Dr Pepper Inc	3,047	115,481
		366,530
Building Products – 0.4%
Masco Corp	4,185	213,435
Capital Markets – 0.7%
Cboe Global Markets Inc	1,983	226,895
Goldman Sachs Group Inc	106	34,991
Intercontinental Exchange Inc	905	119,569
		381,455
Chemicals – 0.2%
Corteva Inc	2,293	131,802
Consumer Finance – 0.2%
OneMain Holdings Inc	2,434	115,396
Containers & Packaging – 0.2%
International Paper Co	2,800	129,220
Diversified Financial Services – 0.2%
Berkshire Hathaway Inc*	363	128,106
Diversified Telecommunication Services – 0.4%
AT&T Inc	4,938	116,685
BCE Inc	2,180	120,903
		237,588
Electric Utilities – 2.8%
American Electric Power Co Inc	1,289	128,604
Duke Energy Corp	1,167	130,307
Edison International	3,648	255,725
Entergy Corp	1,103	128,775
Exelon Corp	5,502	262,060
FirstEnergy Corp	2,823	129,463
Pinnacle West Capital Corp	1,666	130,115
Southern Co	1,822	132,113
Xcel Energy Inc	3,482	251,296
		1,548,458
Entertainment – 1.0%
Walt Disney Co*	1,439	197,373
World Wrestling Entertainment Inc	5,643	352,349
		549,722
Equity Real Estate Investment Trusts (REITs) – 2.6%
Extra Space Storage Inc	607	124,799
Healthpeak Properties Inc	3,734	128,188
Iron Mountain Inc	2,330	129,105
Mid-America Apartment Communities Inc	566	118,549
Realty Income Corp	1,780	123,354
STAG Industrial Inc	5,992	247,769
STORE Capital Corp	3,848	112,477
VICI Properties Inc	4,083	116,202
Vornado Realty Trust	5,461	247,493
WP Carey Inc	1,496	120,937
		1,468,873
Food Products – 0.9%
Archer-Daniels-Midland Co	1,465	132,231
Hormel Foods Corp	2,330	120,088
Kellogg Co	1,849	119,242
Pilgrim's Pride Corp*	4,807	120,656
		492,217
Health Care Equipment & Supplies – 0.4%
Alcon Inc	1,533	121,613
Baxter International Inc	1,380	107,005
		228,618

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 0.5%
AmerisourceBergen Corp	823	$127,326
McKesson Corp	430	131,636
		258,962
Hotels, Restaurants & Leisure – 1.3%
Caesars Entertainment Inc*	1,195	92,445
Carnival Corp*	5,094	103,001
MGM Resorts International	8,084	339,043
Norwegian Cruise Line Holdings Ltd*,#	9,904	216,700
		751,189
Household Durables – 0.3%
Hovnanian Enterprises Inc - Class A*	346	20,449
Newell Brands Inc	4,967	106,343
Roku Inc*	138	17,287
		144,079
Household Products – 0.6%
Church & Dwight Co Inc	1,213	120,548
Kimberly-Clark Corp	1,812	223,166
		343,714
Insurance – 0.5%
Aflac Inc	1,956	125,947
Allstate Corp	950	131,584
		257,531
Interactive Media & Services – 0.3%
Alphabet Inc - Class C*	20	55,860
Facebook Inc*	470	104,509
		160,369
Internet & Direct Marketing Retail – 0.3%
Amazon.com Inc*	44	143,438
Life Sciences Tools & Services – 0.2%
Avantor Inc*	3,372	114,041
Machinery – 1.6%
AGCO Corp	915	133,617
Fortive Corp	3,664	223,248
Illinois Tool Works Inc	549	114,961
Oshkosh Corp	2,140	215,391
Otis Worldwide Corp	1,493	114,886
PACCAR Inc	1,284	113,082
		915,185
Metals & Mining – 1.1%
Agnico-Eagle Mines Ltd (U.S. Shares)	2,235	136,871
Franco-Nevada Corp	778	124,107
Kinross Gold Corp.	21,583	126,908
Yamana Gold Inc#	45,416	253,421
		641,307
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Starwood Property Trust Inc	4,924	119,013
Multi-Utilities – 1.4%
CenterPoint Energy Inc	4,243	130,006
Dominion Energy Inc	2,935	249,387
NiSource Inc	4,030	128,154
Public Service Enterprise Group Inc	1,799	125,930
Sempra Energy	793	133,319
		766,796
Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp	763	124,239
Enbridge Inc	5,299	244,231
Exxon Mobil Corp	2,921	241,245
HF Sinclair Corp*	3,813	151,948
Magellan Midstream Partners LP	4,798	235,438
TC Energy Corp	2,138	120,626
		1,117,727
Pharmaceuticals – 0.2%
Bristol-Myers Squibb Co	1,708	124,735
Road & Rail – 0.5%
Canadian Pacific Railway Ltd	3,236	267,099
Semiconductor & Semiconductor Equipment – 0.3%
NVIDIA Corp	719	196,186
Software – 0.1%
Microsoft Corp	214	65,978
Specialty Retail – 0.2%
Advance Auto Parts Inc	563	116,518
Technology Hardware, Storage & Peripherals – 0.9%
Apple Inc	2,930	511,607

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods – 2.3%
Hanesbrands Inc	14,731	$219,345
NIKE Inc - Class B	8,009	1,078,352
		1,297,697
Tobacco – 0.4%
Altria Group Inc	2,227	116,361
Philip Morris International Inc	1,147	107,749
		224,110
Total Common Stocks (cost $13,658,505)		14,925,382
Investment Companies– 5.8%
Exchange-Traded Funds (ETFs) – 5.8%
Energy Select Sector SPDR Fund	7,984	610,297
Financial Select Sector SPDR Fund	3,009	115,305
Industrial Select Sector SPDR Fund	2,427	249,932
iShares FTSE / Xinhua China 25 Index Fund	2,011	64,292
Materials Select Sector SPDR Fund	7,720	680,518
SPDR S&P Homebuilders	704	44,493
Vanguard Health Care#	478	121,594
Vanguard High Dividend Yield#	2,935	329,454
Vanguard Industrials Index Fund#	918	178,523
Vanguard Intermediate-Term Corporate Bond#	1,365	117,445
Vanguard International High Dividend Yield#	8,166	552,185
Vanguard Long-Term Corporate Bond#	525	49,177
Xtrackers Harvest CSI 300 China A-Shares Fund#	3,787	125,312
Total Investment Companies (cost $2,612,888)		3,238,527
Commercial Paper– 61.1%
AT&T Inc, 0%, 4/11/22 (Section 4(2))◊	$2,600,000	2,599,507
Canadian Natural Resources Ltd, 0%, 4/25/22 (Section 4(2))◊	2,800,000	2,798,040
Centennial Energy Holdings Inc, 0%, 4/1/22 (Section 4(2))◊	750,000	749,989
Cigna Corp, 0%, 4/20/22 (Section 4(2))◊	2,850,000	2,848,812
Crown Castle International Corp, 0%, 4/6/22 (Section 4(2))◊	2,000,000	1,999,761
Energy Transfer Operating LP, 0%, 4/7/22◊	1,200,000	1,199,832
General Motors Financial Co Inc, 0%, 4/26/22 (Section 4(2))◊	2,600,000	2,598,269
Harley-Davidson Financial Services Inc, 0%, 4/5/22 (Section 4(2))◊	2,750,000	2,749,749
National Fuel Gas Co, 0%, 4/8/22◊	2,000,000	1,999,740
Nutrien Ltd, 0%, 4/8/22 (Section 4(2))◊	2,800,000	2,799,627
Parker-Hannifin Corp, 0%, 4/5/22 (Section 4(2))◊	2,400,000	2,399,848
Parker-Hannifin Corp, 0%, 4/19/22 (Section 4(2))◊	350,000	349,908
Rogers Communications Inc, 0%, 4/7/22 (Section 4(2))◊	2,750,000	2,749,695
Smithfield Foods Inc, 0%, 4/6/22 (Section 4(2))◊	1,050,000	1,049,912
Viatris Inc, 0%, 4/1/22 (Section 4(2))◊	2,550,000	2,549,950
Walgreens Boots Alliance Inc, 0%, 5/13/22 (Section 4(2))◊	2,800,000	2,796,391
Total Commercial Paper (cost $34,239,368)		34,239,030
Investments Purchased with Cash Collateral from Securities Lending– 1.9%
Investment Companies – 1.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	842,429	842,429
Time Deposits – 0.4%
Royal Bank of Canada, 0.2900%, 4/1/22	$210,607	210,607
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,053,036)		1,053,036
OTC Purchased Options – Calls– 0.4%
Counterparty/Reference AssetCounterparty/Reference Asset
Goldman Sachs:
Invesco QQQ ETF,
Notional amount $6,090,672, premiums paid $58,380, unrealized appreciation $188,138, exercise price $360.00, expires 5/20/22*	168	246,518
Total Investments (total cost $51,622,177) – 95.8%		53,702,493
Cash, Receivables and Other Assets, net of Liabilities – 4.2%		2,327,758
Net Assets – 100%		$56,030,251

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$43,535,426	81.1%
Canada	9,855,850	18.3
China	189,604	0.4
Switzerland	121,613	0.2

Total	$53,702,493	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	$27,885∆	$-	$-	$842,429

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	8,672,122	118,245,033	(126,074,726)	842,429

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
British Pound	4/7/22	73,000	$(97,163)	$(1,286)
British Pound	4/7/22	(73,000)	99,859	3,983

				2,697
Credit Suisse International:
Japanese Yen	4/7/22	66,734,000	(581,950)	(33,656)
Japanese Yen	4/7/22	(66,734,000)	581,460	33,165

				(491)
Total				$2,206

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	145	7/6/22	$30,728,672	$(403,281)
3-Year Australian Bond	63	6/15/22	5,179,063	(68,723)
Amsterdam Index	2	4/14/22	320,330	23,639
CAC40 10 Euro	1	4/14/22	73,638	3,900
DAX Index	1	6/17/22	399,107	16,435
E-Mini Russel 2000	3	6/17/22	892,125	109,569
FTSE/MIB Index	1	6/17/22	134,977	9,242
IBEX 35 Index	3	4/14/22	279,264	8,379
MSCI Emerging Markets Index	21	6/17/22	1,181,775	109,305
NIKKEI 225 Mini	18	6/10/22	411,551	50,295
NIKKEI 225 OSE	7	6/10/22	1,600,477	192,263
OMXS30 Index	16	4/13/22	354,973	6,232
Russell 1000 E-Mini	8	6/17/22	826,560	51,540
S&P 500 E-Mini	7	6/17/22	1,585,763	128,415
S&P/TSX 60 Index	3	6/17/22	632,208	18,358
SPI 200	5	6/16/22	699,380	38,557
Total - Futures Long				294,125
Futures Short:
10 Year US Treasury Note	5	6/30/22	(614,375)	17,578
5 Year US Treasury Note	2	7/6/22	(229,375)	5,828
S&P 500 Micro E-Mini	120	6/17/22	(2,718,450)	(220,199)
Total - Futures Short				(196,793)
Total				$97,332

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Goldman Sachs:

Invesco QQQ ETF	168	390.00	USD	5/20/22	$(6,090,672)	$9,156	$(36,763)	$(45,919)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 243,967
Average amounts sold - in USD	866,848
Futures contracts:
Average notional value of contracts - long	15,657,910
Average notional value of contracts - short	4,117,640
Options:
Average value of option contracts purchased	44,923
Average value of option contracts written	17,695

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
SPDR	Standard & Poor's Depositary Receipt

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2022 is $31,039,458, which represents 55.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$14,925,382	$-	$-
Investment Companies	3,238,527	-	-
Commercial Paper	-	34,239,030	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,053,036	-
OTC Purchased Options – Calls	-	246,518	-
Total Investments in Securities	$18,163,909	$35,538,584	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	37,148	-
Futures Contracts	789,535	-	-
Total Assets	$18,953,444	$35,575,732	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$34,942	$-
Futures Contracts	692,203	-	-
Options Written, at Value	-	45,919	-
Total Liabilities	$692,203	$80,861	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70257 05-22